Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
Finance lease right-of-use assets	$ 681,845	$ 1,299,217
Finance lease liabilities, current	45,300	315,780
Finance lease liabilities, non-current		46,623
Total	$ 45,300	$ 362,403
Weighted-average remaining lease term (years)	5 months 15 days	1 year 1 month 20 days
Weighted-average discount rate	5.84%	5.44%